1933 Act No. 333-3727
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 2                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 3                                                        [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO.
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 2 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

Prospectuses for Evergreen Select Money Market Fund, Evergreen Select Municipal
 Money Market Fund, Evergreen Select Treasury Money Market Fund. and Evergreen
          Select 100% Treausry Money Market Fund are contained herein.

                                     PART B
                                     ------

  Statement of Additional Information for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money
Market Fund. and Evergreen Select 100% Treausry Money Market Fund is contained herein.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                              CROSS REFERENCE SHEET

N-1A Item No.                                     Location in Prospectus(es)
Part A

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis                                Expenses

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Fund Descriptions; Each Fund's Objective and Principal Investments;
                                                  Securities and Investment Practices; Organization and Service Providers

Item 5.   Management of the Fund                  Organization and Service Providers; Expense Information

Item 5A.  Management's Discussion of Fund         Not Applicable
          Performance

Item 6.   Capital Stock and Other Securities      Fund Descriptions; Organization; Buying and Selling Shares;
                                                  Other Information

Item 7.   Purchase of Securities Being Offered    Organization and Service providers; Buying and Selling Shares

Item 8.   Redemption or Repurchase                Buying and Selling Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information

Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Fund Investments; Fundamental Polices; Investment Guidelines

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other           Investment Advisory and Other Services
          Services

Item 17.  Brokerage Allocation and Other          Brokerage
          Practices

Item 18.  Capital Stock and Other Securities      Organization

Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Shares
          Securities Being Offered

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Performance

Item 23.  Financial Statements                    Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                  PROSPECTUSES

----------------------------------------------------------------------------
PROSPECTUS                                                       June 1, 1998
(Logo of Evergreen Funds(SM) appears here)


EVERGREEN SELECT MONEY MARKET FUNDS

----------------------------------------------------------------------------
Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select 100% Treasury Money Market Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SERVICE SHARES




     This prospectus contains important information about the Institutional Service Shares of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds in the section entitled "Fund Descriptions."


     To learn more about the Funds, call 1-800-343-2898 for a free copy of the Funds' Statement of Additional Information ("SAI") dated June 1, 1998, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally, the SAI is part of this prospectus).


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
o Subject to investment risks, including possible loss of the principal amount.


     An investment in a Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSES                                          3
 FINANCIAL HIGHLIGHTS                              4
 FUND DESCRIPTIONS                                 6
          Each Fund's Objective and Principal
          Investments                              6
          Securities and Investment Practices      7
 BUYING AND SELLING SHARES                         9
          How To Buy Shares                        9
          How To Redeem Shares                     9
          Additional Transaction Policies         10
          Exchanges                               11
          Dividends                               11
          Taxes                                   11
          Shareholder Services                    12
 FUND DETAILS                                     12
          Fund Organization and Service
          Providers                               12
          Other Information and Policies          13
          Fund Performance                        14

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
     Below are the shareholder transaction costs associated with an investment in Institutional Service Shares of the Funds.


  SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases        None
  Sales Charge on Dividend Reinvestments           None
  Contingent Deferred Sales Charge                 None
  Redemption Fee                                   None
  Exchange Fee                                     None

     The table below shows the expenses attributable to the Institutional Service Shares of each Fund for the fiscal year ended February 28, 1998 or, in the case Evergreen Select 100% Treasury Money Market Fund, the fiscal period from December 8, 1997 (commencement of operations) to February 28, 1998. The actual annual operating expenses shown on the left are expressed as a percentage of each Fund's average net assets. The examples on the right show what you would pay if you invested $1000 over the periods indicated. The examples assume a 5% average annual return, reinvestment of all dividends and redemption at the end of each period.

Evergreen Select Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .12%
12b-1 Fees                    .25%
Other Expenses                .08%
                              ---
Total                         .45%
                              ===


                    Example
                   --------
After 1 Year          $ 5
After 3 Years         $14
After 5 Years         $25
After 10 Years        $57


Evergreen Select Municipal Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .00%
12b-1 Fees                    .25%
Other Expenses                .10%
                              ---
Total                         .35%
                              ===


                    Example
                   --------
After 1 Year          $ 4
After 3 Years         $11
After 5 Years         $20
After 10 Years        $44


Evergreen Select Treasury Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .15%
12b-1 Fees                    .25%
Other Expenses                .03%
                              ---
Total                         .43%
                              ===


                    Example
                   --------
After 1 Year          $ 4
After 3 Years         $14
After 5 Years         $24
After 10 Years        $54


Evergreen Select 100% Treasury Money Market Fund (2)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .00%
12b-1 Fees                    .22%
Other Expenses                .20%
                              ---
Total                         .42%
                              ===


                    Example
                   --------
After 1 Year          $ 4
After 3 Years         $13
After 5 Years         $24
After 10 Years        $53

     (1) The Funds' investment adviser has voluntarily agreed to reimburse the Funds to the extent that the Funds' aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, 12b-1 fees, shareholder service fees and extraordinary expenses) exceed .20% of the average net assets for any fiscal year. From time to time, the investment adviser may, at its discretion, waive additional fees or reimburse expenses in order to reduce the Funds' expense ratios. Without such waivers and reimbursements, the Funds' total annual operating expenses would have been .48%, .51% and .48%, for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, and Evergreen Select Treasury Money Market Fund, respectively. The investment adviser may cease any voluntary waiver or reimbursement at any time.


     (2) The Fund's investment adviser has voluntarily agreed to limit the investment advisory fee for Evergreen Select 100% Treasury Money Market Fund to 0.15%.Without such waiver, the Management Fee would be .25%. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of the Fund to .20%. Without this limitation, Other Expenses would be .40% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses of the Fund would be .82%.


     The above table shows the costs and expenses you would pay directly or indirectly if you invested in Institutional Shares of a Fund. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following tables present financial highlights for a share outstanding throughout each period indicated for the life of each Fund. The information has been audited by Price Waterhouse LLP, each Fund's independent accountant. A report of Price Waterhouse on the audited information is incorporated by reference in the Funds' SAI. These tables should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.


     Further information about each Fund's performance is contained in the Funds' Annual Report, which may be obtained without charge.


Evergreen Select Money Market Fund -- Institutional Service Shares




                                                                Institutional Service Shares
                                                           --------------------------------------
                                                                                November 26, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                                Year Ended           through
                                                            February 28, 1998   February 28, 1997
                                                           ------------------- ------------------
 PER SHARE DATA:
 Net asset value beginning of period .....................      $   1.000         $    1.000
                                                                ---------         ----------
 Income from investment operations
  Net investment income ..................................          0.053              0.014
  Less distributions from net investment income ..........         (0.053)            (0.014)
                                                                ---------         ----------
 Net asset value end of period ...........................      $   1.000         $    1.000
                                                                =========         ==========
 TOTAL RETURN ............................................           5.45%              1.40%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses .........................................           0.45%              0.32%(a)
  Total expenses excluding indirectly paid expenses ......           0.45%               --
  Total expenses excluding waivers and/or reimbursements .           0.48%              0.68%(a)
  Net investment income ..................................           5.33%              5.24%(a)
 Net assets end of period (thousands) ....................      $1,215,348        $  867,294
                                                                ==========        ==========

--------
(a) Annualized.

Evergreen Select Municipal Money Market Fund -- Institutional Service Shares




                                                                Institutional Service Shares
                                                           --------------------------------------
                                                                                November 25, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                                Year Ended           through
                                                            February 28, 1998   February 28, 1997
                                                           ------------------- ------------------
 PER SHARE DATA:
 Net asset value beginning of period .....................      $  1.000          $    1.000
                                                                --------          ----------
 Income from investment operations
  Net investment income ..................................         0.034               0.008
  Less distributions from net investment income ..........        (0.034)             (0.008)
                                                                --------          ----------
 Net asset value end of period ...........................      $  1.000          $    1.000
                                                                ========          ==========
 TOTAL RETURN ............................................          3.41%               0.85%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses .........................................          0.35%               0.30%(a)
  Total expenses excluding indirectly paid expenses ......          0.35%                --
  Total expenses excluding waivers and/or reimbursements .          0.51%               0.70%(a)
  Net investment income ..................................          3.34%               3.19%(a)
 Net assets end of period (thousands) ....................      $ 61,778          $   14,295
                                                                ========          ==========

--------
(a) Annualized.


Evergreen Select Treasury Money Market Fund -- Institutional Service Shares




                                                                Institutional Service Shares
                                                           --------------------------------------
                                                                                November 27, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                                Year Ended           through
                                                            February 28, 1998   February 28, 1997
                                                           ------------------- ------------------
 PER SHARE DATA:
 Net asset value beginning of period .....................      $   1.000         $    1.000
                                                                ---------         ----------
 Income from investment operations
  Net investment income ..................................          0.052              0.013
  Less distributions from net investment income ..........         (0.052)            (0.013)
                                                                ---------         ----------
 Net asset value end of period ...........................      $   1.000         $    1.000
                                                                =========         ==========
 TOTAL RETURN ............................................           5.25%              1.33%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses .........................................           0.43%              0.31%(a)
  Total expenses excluding indirectly paid expenses ......           0.43%               --
  Total expenses excluding waivers and/or reimbursements .           0.48%              0.70%(a)
  Net investment income ..................................           5.17%              4.98%(a)
 Net assets end of period (thousands) ....................      $1,005,059        $  509,369
                                                                ==========        ==========

--------
(a) Annualized

Evergreen Select 100% Treasury Money Market Fund -- Institutional Service
                               Shares




                                                                 Institutional Service Shares
                                                                -----------------------------
                                                                      December 23, 1997
                                                                       (Commencement of
                                                                      Class Operations)
                                                                           through
                                                                      February 28, 1998
                                                                -----------------------------
  PER SHARE DATA:
  Net asset value beginning of period .........................         $    1.000
                                                                        ----------
  Income from investment operations
   Net investment income ......................................              0.009
   Less distributions from net investment income ..............             (0.009)
                                                                        ----------
  Net asset value end of period ...............................         $    1.000
                                                                        ==========
  TOTAL RETURN ................................................               0.93%
  RATIOS/SUPPLEMENTAL DATA:
  Ratios to average net assets:
   Total expenses .............................................               0.42%(a)
   Total expenses excluding indirectly paid expenses ..........               0.42%(a)
   Total expenses excluding waivers and/or reimbursements .....               0.82%(a)
   Net investment income ......................................               4.74%(a)
  Net assets end of period (thousands) ........................         $    5,497
                                                                        ==========

--------
(a) Annualized
--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EACH FUND'S OBJECTIVE AND PRINCIPAL INVESTMENTS



     Each Fund's Investment objective is nonfundamental, which means the objective can be changed without a shareholder vote. There can be no assurance that a Fund's investment objective will be achieved.


     Each Fund has also adopted fundamental investment policies designed to limit a Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information about investment policies, see "Securities and Investment Practices" below and the SAI.


     Evergreen Select Money Market Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest principally in short-term corporate debt securities.


     Evergreen Select Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The Fund will invest principally in municipal obligations. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax.


     Evergreen Select Treasury Money Market Fund seeks to maintain stability of principal while earning current income. The Fund will invest in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations.


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. The Fund will invest only in U.S. Treasury securities.


     In addition, each Fund seeks to maintain a stable net asset value of $1.00 per share. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share.


     Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

SECURITIES AND INVESTMENT PRACTICES


     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


U.S. Government Securities. Securities issued or guaranteed by the United
--------------------------
States ("U.S.") Government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. Government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. Government. Evergreen Select Money Market Fund and Evergreen Select Municipal Money Market Fund may invest in any security issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


     While U.S. Government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. Government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. Government securities are of the highest credit quality, the credit risk is minimal. The U.S. Government does not guarantee the net asset value of the Funds' shares.


     Included among the U.S. Government agencies and instrumentalities in whose securities Evergreen Select Money Market Fund may invest are the Interamerican Development Bank and the International Bank for Reconstruction and Development. Obligations of these banks are supported only by the appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.


Municipal Obligations. Evergreen Select Municipal Money Market Fund may invest
---------------------
in municipal bonds, notes and commercial paper issued by or for any state, territory or possession of the U.S. (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations are issued by or for state or local governments to support general financial needs or to pay for public projects or facilities.


     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are supported only by the revenues generated by the project or facility.


     Municipal notes and commercial paper are short-term debt instruments issued in anticipation of taxes and other revenues.


Taxable Investments. Evergreen Select Municipal Money Market Fund may
---------------------
temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.


Other Eligible Securities. Evergreen Select Money Market Fund may also invest
-------------------------
in corporate debt securities, commercial paper and bank obligations.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its
---------
total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend
------------------
securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 25% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. Each Fund may invest in
-----------------------------------------------------
securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund
-----------------------------------------------------------------
may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund will purchase when-issued securities only to meet its investment objective, not for speculative purposes.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A
---------------------
repurchase agreement is an agreement by a Fund to purchase a security and sell it back at a specified price and at a specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the possible inability of the seller to pay the agreed-upon price on the delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would possibly increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase
-----------------------------
agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price.


Other Investment Restrictions. Each Fund has adopted additional investment
-----------------------------
restrictions and guidelines that are set forth in the SAI.


Risks of Debt Securities. When a Fund buys a debt security, it generally
------------------------
expects a variable or fixed rate of interest and repayment of the principal at maturity. The main risks of investing in debt securities are:


     o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


     o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing a Fund's income and/or share price.

--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Service
------------------
Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account
------------------
application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-633-2700.


     Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares,
---------------------------------------------
you pay its NAV next determined after the Fund receives and accepts your order. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES


     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.


Mail Redemptions. You may redeem shares on each day that the New York Stock
----------------
Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling
--------------------------
1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you
----------------------------------------------
receive the NAV next computed after a Fund receives your request. Since each Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. (eastern time). Generally, the Fund pays redemption proceeds within seven days. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the NAV determined on the next business day.


     The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


     The Funds may temporarily suspend the right to redeem shares when:


     (1) the NYSE is closed, other than customary weekend and holiday closings;
     (2) trading on the NYSE is restricted;
     (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or
     (4) the SEC so orders.


ADDITIONAL TRANSACTION POLICIES
-------------------------------

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares
---------------------------------
without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.


     The securities in each Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


Signature Guarantee. For your protection, signatures on stock powers, and
-------------------
written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES
---------

     You may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS
---------

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income
-----------------
daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application,
---------------
your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Funds, by 12 noon (eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES
-----

     Evergreen Select 100% Treasury Money Market Fund intends to qualify, and each of the other Funds have qualified and intend to continue to qualify, as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in a Fund.


     Evergreen Select Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.


SHAREHOLDER SERVICES
--------------------

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for
----------
banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS
---------------------------------------


Fund Structure. Each Fund is an investment pool, which invests shareholders'
--------------
money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called Evergreen Select Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in distributions from
------------------
a Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of NAV applicable to such share.


Adviser. The investment adviser to each Fund is First Union National Bank
-------
("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund and Evergreen Select Treasury Money Market Fund. The fee is 0.25% for Evergreen Select 100% Treasury Fund, but FUNB currently limits the fee for Evergreen Select 100% Treasury Fund to 0.15%. FUNB may, however, modify or cancel this limit at any time.


Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New
-----------
York 10019, markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.


Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA
--------------
02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS"), subject to the
-------------
supervision and control of the Trust's Board of Trustees, provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


                         Aggregate Average Daily Net Assets Of Mutual Funds
                               For Which Any Subsidiary Of First Union
Administrative Fee                 Serves As Investment Adviser
  0.050%                               on the first $7 billion
  0.035%                               on the next $3 billion
  0.030%                               on the next $5 billion
  0.020%                               on the next $10 billion
  0.015%                               on the next $5 billion
  0.010%                         on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston,
---------
Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.


OTHER INFORMATION AND POLICIES
------------------------------

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that they use to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


Distribution Plan. The Trust has adopted a distribution plan for the
-----------------
Institutional Service Shares of each Fund (the "Plan") as allowed under the Investment Company Act of 1940. The Plan permits the Fund to pay an annual service fee of up to .25% of average daily net assets for personal services rendered to shareholders and/or the maintenance of accounts. The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Plan, see the SAI.


Banking Laws. The Glass-Steagall Act and other banking laws and regulations
------------
presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of
-----------------------
Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, a Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising a Fund or its other clients.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics
--------------
incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional
-----------------------
and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for further information or a prospectus offering Institutional Shares of the Funds.


FUND PERFORMANCE
----------------

     From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.


     The method of calculating each Fund's yield is set forth in the SAI. Before investing, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

        6% Tax-Free Yield/(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield


     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.


     Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.


For more information on Fund performance, see the SAI.

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630


Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts,
02116-5034


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019


69268

----------------------------------------------------------------------------
PROSPECTUS                                                       June 1, 1998
----------------------------------------------------------------------------
(Evergreen Funds (sm) Logo appears here)



EVERGREEN SELECT MONEY MARKET FUNDS

----------------------------------------------------------------------------
Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select 100% Treasury Money Market Fund
(Each a "Fund," together the "Funds")



INSTITUTIONAL SHARES




     This prospectus contains important information about the Institutional Shares of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund, including how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.


     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.


     By itself, no Fund is a complete investment plan. When considering an investment in a Fund, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds in the section entitled "Fund Descriptions."


     To learn more about the Funds, call 1-800-343-2898 for a free copy of the Funds' Statement of Additional Information ("SAI") dated June 1, 1998, as supplemented from time to time. The Funds have filed the SAI with the Securities and Exchange Commission. The SAI is incorporated by reference herein (i.e., legally, the SAI is part of this prospectus).


Please remember that shares of the Funds are:

o Not deposits or obligations of any bank.
o Not endorsed or guaranteed by any bank.
o Not insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
o Subject to investment risks, including possible loss of the principal amount.


     An investment in a Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSES                                          3
 FINANCIAL HIGHLIGHTS                              4
 FUND DESCRIPTIONS                                 7
          Each Fund's Objective and Principal
          Investments                              7
          Securities and Investment Practices      7
 BUYING AND SELLING SHARES                         9
          How To Buy Shares                        9
          How To Redeem Shares                    10
          Additional Transaction Policies         11
          Exchanges                               11
          Dividends                               11
          Taxes                                   12
          Shareholder Services                    12


 FUND DETAILS                                     12
          Fund Organization and Service
          Providers                               12
          Other Information and Policies          14
          Fund Performance                        14

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
     Below are the shareholder transaction costs associated with an investment in Institutional Shares of the Funds.


  SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases        None
  Sales Charge on Dividend Reinvestments           None
  Contingent Deferred Sales Charge                 None
  Redemption Fee                                   None
  Exchange Fee                                     None

     The table below shows the expenses attributable to the Institutional Shares of each Fund for the fiscal year ended February 28, 1998 or, in the case Evergreen Select 100% Treasury Money Market Fund, the fiscal period from December 8, 1997 (commencement of operations) to February 28, 1998. The actual annual operating expenses shown on the left are expressed as a percentage of each Fund's average net assets. The examples on the right show what you would pay if you invested $1000 over the periods indicated. The examples assume a 5% average annual return, reinvestment of all dividends and redemption at the end of each period.

Evergreen Select Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .12%
Other Expenses                .08%
                              ---
Total                         .20%
                              ===


                    Example
                   --------
After 1 Year          $ 2
After 3 Years         $ 6
After 5 Years         $11
After 10 Years        $26

Evergreen Select Municipal Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .00%
Other Expenses                .10%
                              ---
Total                         .10%
                              ===


                    Example
                   --------
After 1 Year          $ 1
After 3 Years         $ 3
After 5 Years         $ 6
After 10 Years        $13

Evergreen Select Treasury Money Market Fund (1)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .15%
Other Expenses                .03%
                              ---
Total                         .18%
                              ===


                    Example
                   --------
After 1 Year          $ 2
After 3 Years         $ 6
After 5 Years         $10
After 10 Years        $23

Evergreen Select 100% Treasury Money Market Fund (2)


                       Annual Operating
                           Expenses
                    (After Reimbursements)
                   -----------------------
Management Fee                .00%
Other Expenses                .20%
                              ---
Total                         .20%
                              ===


                    Example
                   --------
After 1 Year          $ 2
After 3 Years         $ 6
After 5 Years         $11
After 10 Years        $26

     (1) The Funds' investment adviser has voluntarily agreed to reimburse the Funds to the extent that the Funds' aggregate annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, 12b-1 fees, shareholder service fees and extraordinary expenses) exceed .20% of the average net assets for any fiscal year. From time to time, the investment adviser may, at its discretion, waive additional fees or reimburse expenses in order to reduce the Funds' expense ratios. Without such waivers and reimbursements, the Funds' total annual operating expenses would have been .23%, .26% and .23%, for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, and Evergreen Select Treasury Money Market Fund, respectively. The investment adviser may cease any voluntary waiver or reimbursement at any time.

     (2) The Fund's investment adviser has voluntarily agreed to limit the investment advisory fee for Evergreen Select 100% Treasury Money Market Fund to
 .15%.Without such waiver, the Management Fee would be .25%. The investment adviser currently intends to continue this expense waiver through November 30, 1998; however, it may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser has limited the Other Expenses of the Fund to .20%. Without this limitation, Other Expenses would be .40% higher. Absent expense waivers and/or reimbursements, the Total Operating Expenses of the Fund would be .60%.


     The above table shows the costs and expenses you would pay directly or indirectly if you invested in Institutional Shares of a Fund. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following tables present financial highlights for a share outstanding throughout each period indicated for the life of each Fund. The information has been audited by Price Waterhouse LLP, each Fund's independent accountant. A report of Price Waterhouse on the audited information is incorporated by reference in the Funds' SAI. These tables should be read in conjunction with the financial statements and related notes which are also incorporated by reference in the Funds' SAI.


     Further information about each Fund's performance is contained in the Fund's Annual Report, which may be obtained without charge.


Evergreen Select Money Market Fund -- Institutional Shares

                                                                  Institutional Shares
                                                         --------------------------------------
                                                                              November 19, 1996
                                                                              (Commencement of
                                                                              Class Operations)
                                                              Year Ended           through
                                                          February 28, 1998   February 28, 1997
                                                         ------------------- ------------------
PER SHARE DATA:
Net asset value beginning of period ....................      $   1.000         $    1.000
                                                              ---------         ----------
Income from investment operations
 Net investment income .................................          0.056              0.015
 Less distributions from net investment income .........         (0.056)            (0.015)
                                                              ---------         ----------
Net asset value end of period ..........................      $   1.000         $    1.000
                                                              =========         ==========
TOTAL RETURN ...........................................           5.71%            1.57%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ........................................           0.20%            0.07%(a)
 Total expenses excluding indirectly paid expenses .....           0.20%               --
 Total expenses excluding waivers and/or reimbursements            0.23%            0.43%(a)
 Net investment income .................................           5.60%            5.48%(a)
Net assets end of period (thousands) ...................      $1,051,741        $  575,331
                                                              ==========        ==========

Evergreen Select Municipal Money Market Fund -- Institutional Shares


                                                                  Institutional Shares
                                                         --------------------------------------
                                                                              November 20, 1996
                                                                              (Commencement of
                                                                              Class Operations)
                                                              Year Ended           through
                                                          February 28, 1998   February 28, 1997
                                                         ------------------- ------------------
PER SHARE DATA:
Net asset value beginning of period ....................      $  1.000          $    1.000
                                                              --------          ----------
Income from investment operations
 Net investment income .................................         0.036               0.010
 Less distributions from net investment income .........        (0.036)             (0.010)
                                                              --------          ----------
Net asset value end of period ..........................      $  1.000          $    1.000
                                                              ========          ==========
TOTAL RETURN ...........................................          3.67%               0.96%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ........................................          0.10%               0.05%(a)
 Total expenses excluding indirectly paid expenses .....          0.10%                --
 Total expenses excluding waivers and/or reimbursements           0.26%               0.45%(a)
 Net investment income .................................          3.63%               3.50%(a)
Net assets end of period (thousands) ...................      $441,988          $  206,124
                                                              ========          ==========

Evergreen Select Treasury Money Market Fund -- Institutional Shares


                                                                  Institutional Shares
                                                         --------------------------------------
                                                                              November 20, 1996
                                                                              (Commencement of
                                                                              Class Operations)
                                                              Year Ended           through
                                                          February 28, 1998   February 28, 1997
                                                         ------------------- ------------------
PER SHARE DATA:
Net asset value beginning of period ....................      $   1.000         $    1.000
                                                              ---------         ----------
Income from investment operations
 Net investment income .................................          0.055              0.015
 Less distributions from net investment income .........         (0.055)            (0.015)
                                                              ---------         ----------
Net asset value end of period ..........................      $   1.000         $    1.000
                                                              =========         ==========
TOTAL RETURN ...........................................           5.51%              1.49%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ........................................           0.18%              0.06%(a)
 Total expenses excluding indirectly paid expenses .....           0.18%               --
 Total expenses excluding waivers and/or reimbursements            0.23%              0.45%(a)
 Net investment income .................................           5.42%              5.24%(a)
Net assets end of period (thousands) ...................      $1,256,701        $  367,771
                                                              ==========        ==========

Evergreen Select 100% Treasury Money Market Fund -- Institutional Shares


                                                               Institutional Shares
                                                              ---------------------
                                                                 December 8, 1997
                                                                 (Commencement of
                                                                Class Operations)
                                                                     through
                                                                February 28, 1998
                                                              ---------------------
PER SHARE DATA:
Net asset value beginning of period .........................     $    1.000
                                                                  ----------
Income from investment operations
 Net investment income ......................................          0.012
 Less distributions from net investment income ..............         (0.012)
                                                                  ----------
Net asset value end of period ...............................     $    1.000
                                                                  ==========
TOTAL RETURN ................................................           1.18%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................           0.20%(a)
 Total expenses excluding indirectly paid expenses ..........           0.20%(a)
 Total expenses excluding waivers and/or reimbursements .....           0.60%(a)
 Net investment income ......................................           5.18%(a)
Net assets end of period (thousands) ........................     $  245,004
                                                                  ==========

--------------------------------------------------------------------------------
                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------
EACH FUND'S OBJECTIVE AND PRINCIPAL INVESTMENTS
-----------------------------------------------


     Each Fund's Investment objective is nonfundamental, which means the objective can be changed without a shareholder vote. There can be no assurance that a Fund's investment objective will be achieved.


     Each Fund has also adopted fundamental investment policies designed to limit a Fund's exposure to risk. Fundamental policies can be changed only with a shareholder vote. For more information about investment policies, see "Securities and Investment Practices" below and the SAI.


     Evergreen Select Money Market Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest principally in short-term corporate debt securities.


     Evergreen Select Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The Fund will invest principally in municipal obligations. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax.


     Evergreen Select Treasury Money Market Fund seeks to maintain stability of principal while earning current income. The Fund will invest in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations.


     Evergreen Select 100% Treasury Money Market Fund seeks to maintain stability of principal while earning current income. The Fund will invest only in U.S. Treasury securities.


     In addition, each Fund seeks to maintain a stable net asset value of $1.00 per share. There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share.


     Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.


SECURITIES AND INVESTMENT PRACTICES
-----------------------------------

     You can find more information about the types of securities in which each Fund may invest, the types of investment techniques each Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.


U.S. Government Securities. Securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. Government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. Government. Evergreen Select Money Market Fund and Evergreen Select Municipal Money Market Fund may invest in any security issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


     While U.S. Government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. Government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. Government securities are of the highest credit quality, the credit risk is minimal. The U.S. Government does not guarantee the net asset value of the Funds' shares.


     Included among the U.S. Government agencies and instrumentalities in whose securities Evergreen Select Money Market Fund may invest are the Interamerican Development Bank and the International Bank for Reconstruction and Development. Obligations of these banks are supported only by the appropriated but unpaid commitments of its member countries. There are no assurances that the commitments will be undertaken in the future.

Municipal Obligations. Evergreen Select Municipal Money Market Fund may invest in municipal bonds, notes and commercial paper issued by or for any state, territory or possession of the U.S. (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations are issued by or for state or local governments to support general financial needs or to pay for public projects or facilities.


     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are supported only by the revenues generated by the project or facility.


     Municipal notes and commercial paper are short-term debt instruments issued in anticipation of taxes and other revenues.


Taxable Investments. Evergreen Select Municipal Money Market Fund may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when its assets available for investment exceed the available Municipal Securities that meet the Fund's quality and other investment criteria. Taxable securities in which the Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.


Other Eligible Securities. Evergreen Select Money Market Fund may also invest in corporate debt securities, commercial paper and bank obligations.


Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.


Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 25% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.


     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Investing in Securities of Other Investment Companies. Each Fund may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently pays for its own operations and may result in some duplication of fees.


When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund will purchase when-issued securities only to meet its investment objective, not for speculative purposes.


Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back at a specified price and at a specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the possible inability of the seller to pay the agreed-upon price on the delivery date. However, such risk is tempered by the ability of the Fund to sell the security in the open market in case of default. In such a case, the Fund may incur costs in disposing of the security which would possibly increase Fund expenses.


Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price.


Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.


Risks of Debt Securities. When a Fund buys a debt security, it generally expects a variable or fixed rate of interest and repayment of the principal at maturity. The main risks of investing in debt securities are:


    o Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.


    o Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing a Fund's income and/or share price.
--------------------------------------------------------------------------------
                           BUYING AND SELLING SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES
-----------------


     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI"). Investors may purchase Institutional Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.


Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may obtain an account application by calling 1-800-633-2700.


     Except as provided below, you can purchase shares only by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.


Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. eastern time). Therefore, depending on when the Fund accepts your order, you will receive its NAV calculated at 12 noon or 4:00 p.m.


     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.


HOW TO REDEEM SHARES
--------------------

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication. Once a redemption request has been telephoned, mailed or otherwise transmitted, it may not be changed or canceled.


Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:


     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121


     The signatures on the written request must be properly guaranteed, as described below.


How To Redeem By Telephone. You may redeem your shares by calling 1-800-633-2700 between the hours of 9:00 a.m. and 5:00 p.m. (eastern time) on each business day. You may also redeem shares by sending a facsimile to (617) 210-2708 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect it on your account application.


     If you are unable to reach the Funds or the Service Company by telephone, you should redeem by mail.


     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV next computed after a Fund receives your request. Since each Fund computes its NAV twice daily, depending on when the Fund receives your request, you will receive its NAV calculated at 12 noon or 4:00 p.m. (eastern time). Generally, the Fund pays redemption proceeds within seven days. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the NAV determined on the next business day.


     The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."


     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.


     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.


     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed.


     The Funds may temporarily suspend the right to redeem shares when:

   (1) the NYSE is closed, other than customary weekend and holiday closings;
   (2) trading on the NYSE is restricted;
   (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or
   (4) the SEC so orders.


ADDITIONAL TRANSACTION POLICIES
-------------------------------

How the Funds Calculate Their NAV. A Fund's NAV equals the value of its shares without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. All expenses, including fees paid to the Fund's investment adviser, are accrued daily. Each Fund computes its NAV twice daily, at 12 noon (eastern time) and as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the NYSE is open.


     The securities in each Fund's portfolio are valued on an amortized cost basis according to Rule 2a-7 under the 1940 Act. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method.


Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.


EXCHANGES
---------

     You may exchange Institutional Shares of a Fund for Institutional Shares of any other Evergreen "Select" fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the Funds to and from which you wish to exchange. Exchanges will be based on the relative NAV of the shares exchanged next determined after the exchange request is received. Once an exchange request has been telephoned or mailed, it may not be changed or canceled.


     Signatures on exchange orders must be guaranteed, as described above.


     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a calendar year or three exchanges in a calendar quarter.


     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.


     For federal income tax purposes, an exchange is treated as a sale for taxable investors.


DIVIDENDS
---------

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. A Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.


Dividend Schedule. Each Fund declares dividends from its net investment income daily and pays such dividends monthly. Each Fund pays shareholders its net capital gains at least once a year.


Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street Bank and Trust Company, custodian for the Funds, by 12 noon (eastern time). Shares purchased by qualified institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (eastern time), and federal funds are received by 4:00 p.m. (eastern time). All other wire purchases received after 12 noon (eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions where proceeds are wired the same day.


     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.


TAXES
-----

     Evergreen Select 100% Treasury Money Market Fund intends to qualify, and each of the other Funds have qualified and intend to continue to qualify, as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.


     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:


     o Income distributions and net short-term capital gains are taxable as ordinary income.


     o Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.


     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes.You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in a Fund.


     Evergreen Select Municipal Money Market Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for federal income tax purposes. However, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.


SHAREHOLDER SERVICES
--------------------

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.


Subaccount. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to use the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.
--------------------------------------------------------------------------------
                                 FUND DETAILS
--------------------------------------------------------------------------------
FUND ORGANIZATION AND SERVICE PROVIDERS
---------------------------------------


Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company, called Evergreen Select Money Market Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders participate equally in distributions from a Fund's assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Fund shares are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of NAV applicable to such share.


Adviser. The investment adviser to each Fund is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.


     FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund and Evergreen Select Treasury Money Market Fund. The fee is 0.25% for Evergreen Select 100% Treasury Fund, but FUNB currently limits the fee for Evergreen Select 100% Treasury Fund to 0.15%. FUNB may, however, modify or cancel this limit at any time.


Distributor. Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019, markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is a subsidiary of The BISYS Group, Inc. and is not affiliated with First Union.


Transfer Agent. Evergreen Service Company, 200 Berkeley Street, Boston, MA 02116-5034, handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.


Administrator. Evergreen Investment Services, Inc. ("EIS"), subject to the supervision and control of the Trust's Board of Trustees, provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:


                         Aggregate Average Daily Net Assets Of Mutual Funds
                               For Which Any Subsidiary Of First Union
Administrative Fee                  Serves As Investment Adviser
  0.050%                               on the first $7 billion
  0.035%                               on the next $3 billion
  0.030%                               on the next $5 billion
  0.020%                               on the next $10 billion
  0.015%                               on the next $5 billion
  0.010%                         on assets in excess of $30 billion

Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

OTHER INFORMATION AND POLICIES
------------------------------

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.


Securities Transactions. Under policies established by the Trust's Board of Trustees, FUNB selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, FUNB may select broker-dealers who are affiliated with FUNB. Moreover, a Fund may pay higher commissions to broker-dealers that provide research services, which FUNB may use in advising a Fund or its other clients.


Code of Ethics. The Funds and FUNB have each adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and FUNB (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.


Other Classes of Shares. Each Fund offers two classes of shares, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for further information or a prospectus offering Institutional Service Shares of the Funds.


FUND PERFORMANCE
----------------

     From time to time, a Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of a Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.


     The method of calculating each Fund's yield is set forth in the SAI. Before investing, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is:

        6% Tax-Free Yield/(1-.36 Tax Rate) = 6/.64 = 9.38% Taxable Yield


     In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of a Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.


     Comparative performance information may also be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.


For more information on Fund performance, see the SAI.

Investment Adviser
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288-0630


Custodian
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts,
02116-5034


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036


Independent Auditors
Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036


Distributor
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       EVERGREEN SELECT MONEY MARKET TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700


                            SELECT MONEY MARKET FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 1998

                EVERGREEN SELECT MONEY MARKET FUND ("MONEY FUND")
         EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND")
          EVERGREEN SELECT TREASURY MONEY MARKET FUND ("TREASURY FUND")
     VERGREEN SELECT 100% TREASURY MONEY MARKET FUND ("100% TREASURY FUND")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS")

                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                  INVESTMENT COMPANY KNOWN AS EVERGREEN SELECT
                        MONEY MARKET TRUST (THE "TRUST").



         The Funds offer two classes of shares: Institutional Shares and Institutional Service Shares. Each class is offered through a separate prospectus. This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with a prospectus of the Funds dated June 1, 1998, as supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.








                                                       23992

                                TABLE OF CONTENTS


FUND INVESTMENTS .. ........................................................   3
   General Information......................................................   3
   Fundamental Policies.....................................................   7
   Investment Guidelines....................................................   8
MANAGEMENT OF THE TRUST.....................................................   9
PRINCIPAL HOLDERS OF FUND SHARES............................................  11
SERVICE PROVIDERS...........................................................  15
         Investment Adviser.................................................  15
         Distributor........................................................  15
         Administrator......................................................  15
         Transfer Agent ....................................................  15
         Independent Auditors...............................................  15
         Custodian..........................................................  15
         Legal Counsel......................................................  15
INVESTMENT ADVISORY AGREEMENTS..............................................  16
DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES..........................  16
BROKERAGE...................................................................  17
         Selection of Brokers...............................................  17
         Brokerage Commissions..............................................  17
         Simultaneous Transactions..........................................  18
TRUST ORGANIZATION..........................................................  18
         Form of Organization...............................................  18
         Description of Shares..............................................  18
         Voting Rights......................................................  18
         Limitation of Trustees' Liability..................................  19
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................  19
         Exchanges..........................................................  19
         Calculation of Net Asset Value Per Share...........................  19
         Valuation of Portfolio Securities..................................  19
         Shareholder Services...............................................  19
PRINCIPAL UNDERWRITER.......................................................  20
ADDITIONAL TAX INFORMATION..................................................  21
         Requirements for Qualification as a Regulated Investment Company...  21
         Taxes on the Sale or Exchange of Fund Shares.......................  21
         Taxes on Distributions.............................................  22
         Special Tax Considerations for Municipal Fund Shareholders.........  22
         Other Tax Considerations...........................................  23
EXPENSES ...................................................................  23
         Trustee Compensation...............................................  23
         Advisory Fees......................................................  24
         Distribution Fees for Institutional Service Shares.................  25
         Brokerage Commissions Paid.........................................  25
PERFORMANCE.................................................................  25
         Current, Effective and Tax-Equivalent Yields..... .................  25
FINANCIAL STATEMENTS........................................................  27
ADDITIONAL INFORMATION......................................................  27
APPENDIX A.................................................................. A-1




                                                       23992
                                        2

 FUND INVESTMENTS


GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

         Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

Municipal Bonds (Municipal Fund)

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, L.P. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment adviser would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the

                                                       23992
                                        3
provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Government Securities

         Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. Government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. TREASURY FUND and 100% TREASURY FUND will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. Government. MONEY FUND and MUNICIPAL FUND may invest in any security issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

        Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

            (I) Farm Credit System,including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)    Farmers Home Administration;

            (iii)   Federal Home Loan Banks;

            (iv)   Federal Home Loan Mortgage Corporation;

            (v)    Federal National Mortgage Association; and

            (vi)   Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")(Money Fund, Municipal Fund)

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                                       23992
                                        4

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Virgin Islands, Guam and Puerto Rico (Municipal Fund)

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from federal income taxes. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income and offset expenses,each Fund except 100% Treasury Fund, may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accuring on the security.

23654
                                        5

 .

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund, its custodian, or the counterparty's custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

23654
                                        6

FUNDAMENTAL POLICIES

              The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry except (1) domestic bank money instruments and (2) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio

23654
                                        7
securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


Investment in Federally Tax-Exempt Securities

         MUNICIPAL FUND will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for Funds with the words "tax-exempt," "tax-free," or "municipal" in their names.


INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         MONEY FUND and MUNICIPAL FUND may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make

23654
                                        8
a market in the security; and (4) the nature of the security and the nature of the marketplace trades.


Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.



                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                         Trustee                       Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus and
                                                                     Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.


                                                       22987
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund and Equifax, Inc.; Trustee of Phoenix
                                                                     Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                     Phoenix Big Edge Series Fund; and former President,
                                                                     Morehouse College.


Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt  Pettit*                Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                  Trustee                            Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.


                                                       22987
                                                        13




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
William J. Tomko**                   President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

George O. Martinez**                 Secretary                       Senior Vice President and Director of
(DOB: 3/11/59)                                                       Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995.


*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001




                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of April 30, 1998.

MONEY FUND INSTITUTIONAL SHARES
First Union National Bank                   72.600%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon St, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   13.781%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon St, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Money Market                      10.105%
Inst'l Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

MONEY FUND INSTITUTIONAL SERVICE SHARES
Evergreen Inst'l Money Market               49.120%
"A" Share Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

First Union National Bank                   32.326%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   5.015%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

MUNICIPAL FUND INSTITUTIONAL SHARES
First Union National Bank                   96.825%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

MUNICIPAL FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   64.512%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Institutional                     5.955%
Tax-Exempt Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

TREASURY FUND INSTITUTIONAL SHARES
First Union National Bank                   62.571%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   37.406%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

TREASURY FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   42.255%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   37.291%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Institutional                     12.706%
Treasury Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

100% TREASURY FUND INSTITUTIONAL SHARES
First Union National Bank                   6.518%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   8.275%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911


100% TREASURY FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   98.886%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

                                SERVICE PROVIDERS

INVESTMENT ADVISER

         The investment adviser to each Fund is First Union National Bank ("FUNB" or the "Adviser"), a subsidiary of First Union Corporation ("First Union"), a bank holding company. FUNB is located at 201 South College Street, and First Union at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Adviser is supervised by the Board of Trustees. For information about advisory fees and services, see "Investment Advisory Agreements" below.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor"),125 W. 55th Street, New York, NY 10019 markets the Funds through broker-dealers and other financial representatives.

ADMINISTRATOR

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

TRANSFER AGENT

         Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, is the Funds' transfer agent. ESC, a subsidiary of First Union, issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

INDEPENDENT AUDITORS

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the annual financial statements of each Fund.

CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205-9827, keeps custody of each Fund's securities and cash and performs other related duties.

LEGAL COUNSEL

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.

                         INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements"). Under the Advisory Agreements, FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for MONEY FUND, MUNCIPAL FUND and TREASURY FUND, and 0.25% for 100% TREASURY FUND. Currently, FUNB voluntarily limits the fee for 100% TREASURY FUND to 0.15%, but FUNB may modify or cancel this limit at any time.
         Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes each Fund with investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) ; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and (15) all extraordinary charges and expenses of such Fund.

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.



               DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. Each Fund has adopted a distribution plan for its Institutional Service Shares (the "Plan") that permits the Fund to deduct up to 0.25% of the Institutional Service Shares' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. (The Funds, however, do not deduct distribution costs from Institutional Service Share assets, only shareholder service fees.) The
NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Shares may terminate the Plan.

         The Funds cannot change the Plan in a way that materially increases the
distribution   expenses  of  Institutional   Service  Shares  without  obtaining
shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Plan is in  effect,  a Fund will be  required  to commit  the
selection  and  nomination  of  candidates  for  Independent   Trustees  to  the
discretion of the Independent Trustees.



                                    BROKERAGE


         Due to the possibility of further regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided each Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.


BROKERAGE COMMISSIONS

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SIMULTANEOUS TRANSACTIONS

         The Adviser makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Adviser strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. The Funds may occasionally participate in group bidding to purchase securities directly from issuers at lower prices.




                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as Evergreen Select Money Market Trust (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non- cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES


EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen "Select" fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.


CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV twice daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on days on which there have been no purchases or sales of its shares. A Fund will also not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a noninterest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT
COMPANY

         100% Treasury Fund intends to qualify for and elect, and each of the other Funds have qualified and intend to qualify for and elect, the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of a Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.


TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, each Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion if any of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion if any of long-term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.


SPECIAL TAX CONSIDERATIONS FOR MUNICIPAL FUND SHAREHOLDERS

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult a tax adviser concerning such user's qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Under particularly unusual circumstances, such as when the Fund is in a prolonged defensive investment position, it is possible that no portion of the Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Fund does not presently anticipate, however, that such unusual circumstances will occur.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.


OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES

TRUSTEE COMPENSATION

          Listed below is the Trustee compensation for the twelve-month period ended February 28, 1998.



TRUSTEE                           COMPENSATION FROM           COMPENSATION FROM
                                  TRUST                       TRUST AND FUND
                                                              COMPLEX
================================  ==========================  ==================
Laurence B. Ashkin                $5,971                      $70,838
Charles B. Austin III             $981                        $44,135
K. Dun Gifford                    $938                        $40,027
James S. Howell                   $8,210                      $110,819

TRUSTEE                           COMPENSATION FROM           COMPENSATION FROM
                                  TRUST                       TRUST AND FUND
                                                              COMPLEX
================================  ==========================  ==================
Leroy Keith Jr.                   $938                        $40,427
Gerald M. McDonnell               $6,655                      $96,988
Thomas L. McVerry                 $7,093                      $98,502
William Walt Pettit               $6,611                      $94,266
David M. Richardson               $938                        $43,719
Russell A. Salton, III            $6,834                      $97,526
Michael S. Scofield               $6,898                      $100,290
Richard J. Shima                  $4,146                      $64,560
================================  ==========================  ==================




ADVISORY FEES

         The table below shows amounts the Adviser was entitled to receive from each Fund for the fiscal year or period indicated. These fees, however, were wholly or partially waived by the Adviser. Partial waiver amounts are noted below. Otherwise, the Adviser completely waived its fee. For more information, see "Investment Advisory and Other Services."



ADVISORY FEES
                              Year/Period
FUND                           Ended 1998                  Period Ended 1997
============================= ============================ =====================
Money Fund                         $2,502,328 (a) (1)              $337,302 (c)
Municipal Fund                        $489,951 (a)                  $77,430 (d)
Treasury Fund                      $2,181,556 (a) (2)              $199,136 (d)
100% Treasury Fund                   $111, 904 (b)                      N/A
============================= ============================ =====================

(a) Year ended  2/28/98
(b) 12/8/97* to 2/28/98
(c)  11/19/96* to  2/28/97
(d)  11/20/96*  to  2/28/97
 *  commencement of operations

(1) Of that amount,  $522,139  waived by Adviser.
(2) Of that amount, $708,945 waived by Adviser.

         In addition to the waivers described above, the Adviser reimbursed $25,052 of Municipal Fund's expenses and $63,413 of 100% Treasury Fund's expenses.

DISTRIBUTION FEES FOR INSTITUTIONAL SERVICE SHARES

         Pursuant to each Fund's Distribution Plan, the following amounts were deducted from the net assets of each Fund's Institutional Service Shares for the fiscal year or period ended February 28, 1998. For more information, see "Distribution Plan for Institutional Service Shares."



DISTRIBUTION FEES
============================================================
Money Fund (a)                     $2,025,350
Municipal Fund (a)                 $62,315
Treasury Fund (a)                  $1,467,114
100% Treasury Fund (b)             $2,203
=================================  =========================

 (a) Year ended 2/28/98
 (b) 12/8/97 (commencement of operations) to 2/28/98



BROKERAGE COMMISSIONS PAID

         The Funds have paid no brokerage commissions since their respective inceptions.


                                   PERFORMANCE

CURRENT, EFFECTIVE AND TAX-EQUIVALENT YIELDS

         Each Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = BEGINNING ACCOUNT VALUE X 365/7

         Effective Yield = [(1 + TOTAL DIVIDEND FOR 7 DAYS) 365/7]-1

         Yield fluctuations may reflect changes in a Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, a Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since each Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments a Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         For  the  MUNICIPAL  FUND,  a   tax-equivalent   yield  is  calculated,
reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes.
The following formula is used:

 Tax-Equivalent Yield =  EFFECTIVE YIELD
                      ----------------------------
                        1 - FEDERAL TAX RATE

         Below are the yields of each Fund for the seven-day period ended February 28, 1998. With respect to the tax-equivalent yield of MUNICIPAL FUND, a federal tax rate of 36% is assumed.



FUND                                  Current          Effective      Tax
                                      Yield            Yield          Equivalent
                                      Yield
===================================== ================ ==============  =========
MONEY FUND
                                      ================ ==============  =========
Institutional Shares                  5.61%            5.76%           N/A
Institutional Service Shares          5.36%            5.50%           N/A
MUNICIPAL FUND
Institutional Shares                  3.65%            3.71%           5.80%
Institutional Service Shares          3.40%            3.45%           5.39%
TREASURY FUND
Institutional Shares                  5.46%            5.58%           N/A
Institutional Service Shares          5.21%            5.32%           N/A
100% TREASURY FUND
Institutional Shares                  5.17%            5.30%           N/A
Institutional Service Shares          4.88%            4.99%           N/A
===================================== ================ ==============  =========

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC by calling 1-800- 633-2700 or by writing to ESC at P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Funds' prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P").

An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or due to other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor to make timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances it differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A and BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of credit within those rating categories.

Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to these categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's:   Commercial  paper  rated  "Prime"  carries  the  smallest  degree  of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P: "A" is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps, which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having the strongest degree of assurance for timely payment; F-1 -- very strong, with only a slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

    EVERGREEN SELECT MONEY MARKET FUND

    Institutional Share                           For the year ended February
    Financial Highlights                          28, 1998; and for the period
                                                  from  November 20, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997


    Institutional Service Share                   For the year ended February
    Financial Highlights                          28, 1998; and for the period
                                                  from  November 25, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997


     EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND


     Institutional Share                          For the year ended February
     Financial Highlights                         28, 1998; and for the period
                                                  from  November 20, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997


    Institutional Service Share                   For the year ended February
    Financial Highlights                          28, 1998; and for the period
                                                  from  November 25, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997



     EVERGREEN SELCT TREASURY MONEY MARKET FUND

     Institutional Share                          For the year ended February
     Financial Highlights                         28, 1998; and for the period
                                                  from  November 20, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997


    Institutional Service Share                   For the year ended February
    Financial Highlights                          28, 1998; and for the period
                                                  from  November 25, 1996
                                                  (Commencement of Operations)
                                                  to February 28, 1997


    EVERGREEN SELECT 100% TREASURY MONEY MARKET FUND



     Institutional Share                          For the period from
     Financial Highlights                         November 21, 1997
                                                  (Commencement of Operations)
                                                  to February 28, 1998



    Institutional Service Share                   For the period from
    Financial Highlights                          November 21, 1997
                                                  (Commencement of Operations)
                                                  to February 28, 1998



     The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Schedule of Investments                      February 28, 1997

     Statements of Assets and Liabilities         February 28, 1997

     Statements of Operations                     Year ended February 28, 1997

     Statements of Changes in Net Assets          For the year ended February
                                                  28, 1998; and for the period
                                                  from  November 20, 1996
                                                  to February 28, 1997
     Notes to Financial Statements

     Independent Auditors' Report                 May 27, 1998




Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII

5         Investment Advisory and Management
          Agreement between the Registrant and First
          Union National Bank

6         Principal Underwriting Agreement between the
          Registrant and Evergreen Distributor, Inc.

7         Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 20, 1997

8 Custodian Agreement between the Registrant and State Street Bank and Trust Company


9(a)      Administrative Services Agreement between Evergreen
          Investment Services, Inc. and the Registrant


9(b)      Transfer Agent Agreement between the
          Registrant and Evergreen Service Company


10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on Decemebr 12, 1997

11        Consent of Price Waterhouse LLP

12        Not applicable

13        Not applicable

15        12b-1 Distribution Plan for
          Institutional Service Shares

16        Performance Calculations

17        Financial Data Schedule

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 20, 1997

19        Powers of Attorney



Item 25.       Persons Controlled by or Under Common Control with Registrant.

          None

Item 26.       Number of Holders of Securities (as of April 30, 1998)

          Evergreen Select Money Market Fund
               Institutional Shares: 10
               Institutional Service Shares: 107

          Evergreen Select Municipal Money Market Fund
               Institutional Shares: 6
               Institutional Service Shares: 107

          Evergreen Select Treasury Money Market Fund
               Institutional Shares: 7
               Institutional Service Shares: 48

          Evergreen Select 100% Treasury Money Market Fund
               Insitutional Shares: 3
               Institutional Service Shares: 1

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, First Union Corporation; Vice
                                   Chairman and President, First Union National
                                   Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen  Distributor,   Inc.  acts  as  principal  underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 29th day of May, 1998.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number                   Exhibit
--------------           -------
5                        Investment Advisory and Management Agreement
6                        Principal Underwriting Agreement
8                        Custodian Agreement
9(a)                     Administrative Services Agreement
9(b)                     Transfer Agent Agreement
11                       Consent of KPMG Peat Marwick LLP
15                       12b-1 Distribution Plan for Institutional Service
                         Shares
16                       Performance Calculations
17                       Financial Data Schedule
19                       Powers of Attorney